General Information (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of Vessels	14
Property, Plant and Equipment, Useful Life		5 years
Vessels [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Property, Plant and Equipment, Useful Life	11 years